Taxes on Income (Details) - Schedule of income tax expense (benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Expense Benefit Abstract
Israel
Foreign	12	94	126
Total current income tax expense	12	94	126
Deferred:
Israel
Foreign	(18)	(115)	(50)
Total deferred tax income	(18)	(115)	(50)
Total tax (benefit) expense	$ (6)	$ (21)	$ 76